Impairment of Goodwill - Schedule of Significant Assumptions Used in Value in Use Calculations (Details)	Mar. 31, 2026	Mar. 31, 2025
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	9.80%	10.20%
Terminal growth rate	1.40%	1.50%